EXHIBIT 99.3

NISSAN MASTER OWNER TRUST RECEIVABLES, SERIES 2016-A
Monthly Servicer's Statement
for the month ended January 31, 2017

Period	Collection	Accrual	Distribution	Series Allocation Percentage at Month-End	64.00%
From	01-Jan-17	17-Jan-17	15-Feb-17	Floating Allocation Percentage at Month-End	55.71%
To	31-Jan-17	15-Feb-17
Days	29

Description of Collateral		Expected Final	Accumulation	Early Redemption
On the Distribution Date, the Series 2016-A balances were:		Payment Date	Period	Period
		6/17/2019	12/1/2018	No
Notes	$1,600,000,000.00
A1	850,000,000.00
A2	750,000,000.00
Principal Amount of Debt	1,600,000,000.00		Accumulation Account
Required Overcollateralization	$375,318,000.00		Beginning	-
Required Overcollateralization Increase - MPR < 35%	$0.00		Payout	-
Required Overcollateralization Increase - MPR < 30%	$0.00		Additions	-
Incremental Overcollateralization Amount	$0.00		Ending Balance	-
Series Nominal Liquidation Amount	1,975,318,000.00
			Distributions to Investors
Required Participation Amount	$1,975,318,000.00		A1 Days	29
Excess Receivables	$1,518,014,083.83		A1 LIBOR	0.768330%
			A1 Applicable Margin	0.640000%
Total Collateral	3,493,332,083.83			1.408330%

Collateral as Percent of Notes	218.33%		A2 Days	30
			A2 Fixed Rate	1.54%

NMOTR Trust Pool Activity				Actual	Per $1000
During the past Collection Period, the following activity occurred:			Interest A1	964,314.85	0.96
			Principal A1	-	-
	NMOTR
	Total Pool				0.96
Beginning Gross Principal Pool Balance	$6,157,848,712.99					1.47%
Total Principal Collections	$(2,189,309,545.07)			Actual	Per $1000
Investment in New Receivables	$2,180,383,807.13		Interest A2	962,500.00	0.96
Receivables Added for Additional Accounts	$0.00		Principal A2	-	-
Repurchases	$(75,686,264.72)
Principal Default Amounts	$0.00				0.96
Principal Reallocation	$0.00		Total Due Investors	1,926,814.85
New Series Issued During Collection Period	$0.00		Servicing Fee	1,646,098.33
Less Net CMA Offset	$(609,924,510.90)		Excess Cash Flow	1,393,642.24
Less Servicing Adjustment	$(4,938,174.90)
Ending Balance	$5,458,374,024.53

SAP for Next Period	64.00%		Reserve Account

Average Receivable Balance	$5,499,093,583.78		Required Balance	$8,000,000.00
Monthly Payment Rate	39.81%		Current Balance	$8,000,000.00
			Deficit/(Excess)	$-
Interest Collections
During the past collection period, the following activity occurred:

	NMOTR		'Status Trigger'
	Total Pool
Total Interest Collections	$13,929,821.35			Threshold	Actual
Principal Reallocations	0.00		Status Percentage	10.2%	0.68%
Recoveries on Receivables Written Off	0.00
Total Available	$13,929,821.35		Pass / Fail	PASS